Stockholders' Equity (Deficit) - Stock Option Assumptions (Detail) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days
Dividend rate	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		5 years 9 months 18 days
Risk-free interest rate	1.60%	1.60%
Volatility	56.00%	43.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 1 month 6 days
Risk-free interest rate	1.70%	1.80%
Volatility	66.00%	59.00%